Fair Value Measurements - Schedule of Estimated Fair Value was Measured Using a Monte Carlo Simulation Method (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk-free interest rate	4.36%	4.50%	3.56%
Expected term (in years)	6 years 1 month 6 days	5 years 9 months 18 days	5 years 9 months 18 days
Expected volatility	71.00%	85.80%	63.00%
Revenue Interest Financing and PIPE Conversion Option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock price	$ 1	$ 3.74
Risk-free interest rate	5.06%	4.46%
Expected term (in years)	1 year 1 month 6 days	1 year 7 months 6 days
Expected volatility	110.00%	82.50%
Earn-Out Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock price	$ 1	$ 3.74
Risk-free interest rate	4.40%	3.90%
Expected term (in years)	4 years 1 month 6 days	4 years 7 months 6 days
Expected volatility	103.00%	87.00%
Rtw Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock price	$ 1
Risk-free interest rate	4.30%
Expected term (in years)	6 years 9 months 18 days
Expected volatility	80.00%